Non-Current Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Other assets 31 0 Total assets classified as held for sale 31 0 Total liabilities classified as held for sale 0 0